RESTATED AND AMENDED FINANCIAL STATEMENTS (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives	$ 150,851	$ 951,792
Derivative liability	370,194	733,339
Convertible promissory notes - current	50,593	25,541
Convertible promissory notes payable - non-current		0
Promissory notes	165,698	209,755
Share capital	7,460,158	6,080,151
Retained earnings	$ (7,793,332)	(5,699,079)
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives		0
Derivative liability		0
Convertible promissory notes - current		636,890
Convertible promissory notes payable - non-current		11,961
Promissory notes		0
Share capital		6,047,999
Retained earnings		(6,298,936)
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Deferred loss on derivatives		951,792
Derivative liability		733,339
Convertible promissory notes - current		(611,349)
Convertible promissory notes payable - non-current		(11,961)
Promissory notes		209,755
Share capital		32,152
Retained earnings		$ 599,857